Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
REVENUES [Abstract]:
Voyage revenue	$ 238,403	$ 191,566
EXPENSES [Abstract]:
Voyage expenses	(1,776)	(1,877)
Voyage expenses-related parties	(1,788)	(1,449)
Vessels' operating expenses	(59,905)	(56,352)
General and administrative expenses	(2,450)	(2,243)
Management fees-related parties	(9,298)	(7,990)
Amortization of drydocking and special survey costs	(3,796)	(4,029)
Depreciation	(51,818)	(41,489)
Amortization of prepaid lease rentals	(1,512)	0
Gain/ (Loss) on sale/disposal of vessels, net	(2,903)	6,460
Foreign exchange gains / (losses), net	(110)	86
Operating income	103,047	82,683
OTHER INCOME / (EXPENSES) [Abstract]:
Interest income	291	409
Interest and finance costs	(48,362)	(34,108)
Swaps breakage costs	(10,192)	0
Equity loss on investments	(2,275)	0
Other, net	2,803	847
Gain on derivative instruments, net	1,901	5,460
Total other income / (expenses)	(55,834)	(27,392)
Net Income	47,213	55,291
Earnings allocated to Preferred Stock	(5,719)	0
Net income available to Common Stockholders	$ 41,494	$ 55,291
Earnings per common share, basic and diluted	$ 0.55	$ 0.74
Weighted average number of shares, basic and diluted	74,800,000	74,800,000